Business Segments	12 Months Ended
Sep. 30, 2013
Segment Reporting [Abstract]
Business Segments

10. Business Segments.

The Company operates in three reportable business segments. The Company’s operations are substantially in the Southeastern and Mid-Atlantic states.

The transportation segment hauls petroleum and other liquids and dry bulk commodities by tank trailers. The Company’s real estate operations consist of two reportable segments. The Mining royalty land segment owns real estate including construction aggregate royalty sites and parcels held for investment. The Developed property rentals segment acquires, constructs, and leases office/warehouse buildings primarily in the Baltimore/Northern Virginia/Washington area and holds real estate for future development or related to its developments.

The Company’s transportation and real estate groups operate independently and have minimal shared overhead except for corporate expenses. Corporate expenses are allocated in fixed quarterly amounts based upon budgeted and estimated proportionate cost by segment. Unallocated corporate expenses primarily include stock compensation and corporate aircraft expenses. Reclassifications to prior period amounts have been made to be comparable to the current presentation.

Operating results and certain other financial data for the Company’s business segments are as follows (in thousands):

	2013	2012	2011
Revenues:
Transportation	$112,120	103,476	97,801
Mining royalty land	5,302	4,483	4,261
Developed property rentals	22,352	19,555	18,044
	$139,774	127,514	120,106

Operating profit:
Transportation	$11,119	9,107	9,602
Mining royalty land	4,739	3,905	3,507
Developed property rentals	9,427	5,497	5,874
Corporate expenses:
Allocated to transportation	(1,765)	(1,631)	(1,574)
Allocated to mining land	(731)	(674)	(650)
Allocated to developed property	(1,094)	(1,012)	(975)
Unallocated	(1,261)	(1,091)	(1,415)
	(4,851)	(4,408)	(4,614)
	$20,434	14,101	14,369

Interest expense:
Mining royalty land	$59	40	37
Developed property rentals	2,461	2,598	3,309
	$2,520	2,638	3,346

Capital expenditures:
Transportation	$15,612	10,459	6,743
Mining royalty land	—	11,039	—
Developed property rentals:
Capitalized interest	1,863	1,646	1,232
Internal labor	418	609	603
Real estate taxes (a)	904	(1,209)	1,212
Other costs (b)	19,751	11,804	8,082
	$38,548	34,348	17,872

(a)Includes a $2,311 receivable on previously capitalized real estate taxes on the Anacostia property for fiscal 2012.
(b)Net of 1031 exchange of $4,941 for fiscal 2011.

Depreciation, depletion and
amortization:
Transportation	$7,401	6,750	6,269
Mining royalty land	105	112	111
Developed property rentals	6,141	5,729	5,222
Other	418	403	608
	$14,065	12,994	12,210

Identifiable net assets at September 30:
Transportation	$49,410	42,642	39,001
Discontinued Transportation operations	—	—	114
Mining royalty land	40,008	39,695	28,295
Developed property rentals	195,476	184,358	175,618
Cash items	502	6,713	21,026
Unallocated corporate assets	1,697	2,297	2,336
	287,093	275,705	266,390